STATEMENTS OF OPERATIONS - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Operating income (loss)
General and administrative expenses	$ 164,192	$ 3,847,916
Loss from operations	(164,192)	(3,847,916)
Other income (loss):
Change in fair value of warrant liabilities	(6,829,174)	9,425,504
Transaction Costs allocable to warrant liabilities	(807,424)	0
Interest earned on marketable investments held in Trust Account	2,030	20,498
Total other income (loss), net	(7,634,568)	9,446,002
Net income (loss)	$ (7,798,760)	$ 5,598,086
Class A Ordinary Shares [Member]
Other income (loss):
Basic weighted average shares outstanding (in shares)	5,303,571	17,250,000
Diluted weighted average shares outstanding (in shares)	5,303,571	17,250,000
Basic net income (loss) per share (in dollars per share)	$ (0.85)	$ 0.26
Diluted net income (loss) per share (in dollars per share)	$ (0.85)	$ 0.26
Class B Ordinary Shares [Member]
Other income (loss):
Basic weighted average shares outstanding (in shares)	3,915,179	4,312,500
Diluted weighted average shares outstanding (in shares)	3,915,179	4,312,500
Basic net income (loss) per share (in dollars per share)	$ (0.85)	$ 0.26
Diluted net income (loss) per share (in dollars per share)	$ (0.85)	$ 0.26